Cost of revenue (Tables)	3 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Components of cost of revenue
The following table represents cost of revenue for the three months ended March 31:

	Three months ended March 31,
	2022	2021
	$	$
Employee salaries and benefits	4,159	2,785
Web hosting fees	1,057	711
Third party service fees	1,173	155
Other	163	213
	6,552	3,864